Benefit Plans, Assumed Health Care Cost Trend Rate (Details) - Other Postretirement Benefits [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Healthcare cost trend rate assumed for next year	7.10%	7.90%	8.40%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	7.10%	7.90%	8.40%
Year that the date reaches the ultimate trend rate	2021	2020	2019